Shareholders' equity	6 Months Ended
Jun. 30, 2018
Shareholders' equity
Shareholders' equity

4)  Shareholders’ equity

Treasury shares (TOTAL shares held by TOTAL S.A.)

In accordance with the February 2018 announcements regarding the shareholder return policy over 2018-2020, TOTAL S.A. started share buybacks.

At June 30, 2018, TOTAL S.A. holds 41,429,820 of its own shares, representing 1.55% of its share capital, detailed as follows:

•	8,760,020 shares allocated to TOTAL share grant plans for Group employees;
•	69,759 shares intended to be allocated to new TOTAL share purchase option plans or to new share grant plans;
•	32,600,041 shares acquired and intended to be canceled out of which:
o	9,820,488 shares definitively acquired during the first quarter and intended to be canceled,
o	18,576,360 shares definitively acquired during the second quarter and intended to be canceled,
o	4,203,193 shares corresponding to the portion not yet executed on June 30, 2018, of the share buyback for which the group is contractually bound.

These shares are deducted from the consolidated shareholders’ equity.

Dividend

The Annual Shareholders’ Meeting on June 1, 2018 approved the payment of a dividend of €2.48 per share for the 2017 fiscal year. Taking into account the three interim dividends of €0.62 per share that have been paid on October 12, 2017, January 11 and April 9, 2018, the remaining balance of €0.62 per share was paid on June 28, 2018.

The Annual Shareholders’ Meeting on June 1, 2018 approved that shareholders will be given the option to receive the 2017 final dividend in new shares or in cash. The share price of new shares has been set at €52.03 per share. This price is equal to the average opening price on Euronext Paris for the twenty trading days preceding June 1st, 2018, the date of the Annual Shareholders’ Meeting, reduced by the amount of the final dividend, without any discount. On June 28, 2018, 5,798,335 shares have been issued at a price of €52.03 per share.

Another resolution has been approved at the Annual Shareholders’ Meeting on June 1, 2018, if one or more interim dividends are decided by the Board of Directors for the fiscal year 2018, then shareholders will be given the option to receive this or these interim dividends in new shares or in cash.

The Board of Directors, during its April 25, 2018, meeting, decided to set the first interim dividend for the fiscal year 2018 at €0.64 per share. This interim dividend will be paid in cash or in shares on October 12, 2018 (the ex-dividend date will be September 25, 2018).

The Board of Directors, during its July 25, 2018, meeting, decided to set the second interim dividend for the fiscal year 2018 at €0.64 per share. This interim dividend will be paid in cash or in shares on December 18, 2018 (the ex-dividend date will be January 10, 2019).

Earnings per share in Euro

Earnings per share in Euro, calculated from the earnings per share in U.S. dollars converted at the average Euro/USD exchange rate for the period, amounted to €1.16 per share for the 2nd quarter 2018 (€0.81 per share for the 1st quarter 2018 and €0.71 per share for the 2nd quarter 2017). Diluted earnings per share calculated using the same method amounted to €1.16 per share for the 2nd quarter 2018 (€0.81 per share for the 1st quarter 2018 and €0.71 per share for the 2nd quarter 2017).

Earnings per share are calculated after remuneration of perpetual subordinated notes.

Other comprehensive income

Detail of other comprehensive income showing items reclassified from equity to net income is presented in the table below:

(M$)		1st half 2018		1st half 2017
Actuarial gains and losses		67		158

Change in fair value of investments in equity instruments		5		—

Tax effect		(18)		(53)
Currency translation adjustment generated by the parent company		(2,630)		5,464
Sub-total items not potentially reclassifiable to profit and loss		(2,576)		5,569

Currency translation adjustment		968		(1,418)
- unrealized gain/(loss) of the period	1,078		(1,372)
- less gain/(loss) included in net income	110		46

Available for sale financial assets		—		—
- unrealized gain/(loss) of the period	—		—
- less gain/(loss) included in net income	—		—

Cash flow hedge		255		34
- unrealized gain/(loss) of the period	142		164
- less gain/(loss) included in net income	(113)		130

Variation of foreign currency basis spread		(27)		—
- unrealized gain/(loss) of the period	(27)		—
- less gain/(loss) included in net income	—		—

Share of other comprehensive income of equity affiliates, net amount		(132)		(463)
- unrealized gain/(loss) of the period	(93)		(465)
- less gain/(loss) included in net income	39		(2)

Other		(2)		—

Tax effect		(75)		(9)
Sub-total items potentially reclassifiable to profit and loss		987		(1,856)
Total other comprehensive income, net amount		(1,589)		3,713

Tax effects relating to each component of other comprehensive income are as follows:

	1st half 2018			1st half 2017
(M$)	Pre-tax amount	Tax effect	Net amount	Pre-tax amount	Tax effect	Net amount
Actuarial gains and losses	67	(18)	49	158	(53)	105
Change in fair value of investments in equity instruments	5	—	5	—	—	—
Currency translation adjustment generated by the parent company	(2,630)	—	(2,630)	5,464	—	5,464
Sub-total items not potentially reclassifiable to profit and loss	(2,558)	(18)	(2,576)	5,622	(53)	5,569
Currency translation adjustment	968	—	968	(1,418)	—	(1,418)
Available for sale financial assets	—	—	—	—	(1)	(1)
Cash flow hedge	255	(81)	174	34	(8)	26
Variation of foreign currency basis spread	(27)	6	(21)	—	—	—
Share of other comprehensive income of equity affiliates, net amount	(132)	—	(132)	(463)	—	(463)
Other	(2)	—	(2)	—	—	—
Sub-total items potentially reclassifiable to profit and loss	1,062	(75)	987	(1,847)	(9)	(1,856)
Total other comprehensive income	(1,496)	(93)	(1,589)	3,775	(62)	3,713